Basis of Presentation and Summary of Significant Accounting Policies (Details) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2014 shares	Sep. 25, 2015 USD ($) transaction segment categories	Sep. 26, 2014 USD ($)	Sep. 27, 2013 USD ($)
Basis of Presentation
Number of reporting segments | segment		3
Number of common shares of Tyco Ireland received for each Tyco share upon merger | shares	1
Fiscal period duration		364 days	364 days	371 days
Number of types of transactions for which revenue is recognized | transaction		4
Retainage receivables		$ 54	$ 53
Unbilled receivables		45	42
Retainage receivables and unbilled receivables expected to be collected during fiscal year		42
Research and development expenditures included in cost of product sales related to new product development		212	193	$ 172
Advertising costs included in selling, general and administrative expenses		$ 22	48	60
Maximum maturity period of liquid investments considered as cash equivalents		3 months
Depreciation		$ 254	267	$ 285
Number of Asset Categories | categories		3
Property, Plant and Equipment, Useful Life		15 years
Chargeback Policy Number of Months High End of Range		12 months
Marketable Equity Securities Mark to Market Limit		20.00%
Decrease in Insurable Liabilities Impact of Risk Free Rate of Return		$ 14	17
Insurable Liabilities		$ 67	$ 74
Chargeback Policy Number of Months Low End of the Range		6 months
ADT
Basis of Presentation
Number of common shares received under spin-off transaction			0.50
Pentair
Basis of Presentation
Number of common shares received under spin-off transaction			0.24
Pooled Subscriber Systems
Basis of Presentation
Property Plant and Equipment Useful Life under Accelerated Method Maximum		15 years
Commercial Subscriber Pools
Basis of Presentation
Accelerated Method Declining Balance Rate Percentage Minimum		140.00%
Accelerated Method Declining Balance Rate Percentage Maximum		360.00%
Non Pooled Subscriber Systems
Basis of Presentation
Property, Plant and Equipment, Useful Life		14 years
Dealer Intangibles
Basis of Presentation
Property Plant and Equipment Useful Life under Accelerated Method Maximum		15 years
Property, Plant and Equipment Useful Life under Accelerated Method Minimum		12 years
Minimum
Basis of Presentation
Finite-Lived Intangible Asset, Useful Life		4 years
Maximum
Basis of Presentation
Finite-Lived Intangible Asset, Useful Life		40 years
Maximum | Building and Building Improvements
Basis of Presentation
Property, Plant and Equipment, Useful Life		50 years
Maximum | Subscriber Systems
Basis of Presentation
Property, Plant and Equipment, Useful Life		15 years
Maximum | Other Machinery Equipment Furniture and Fixtures
Basis of Presentation
Property, Plant and Equipment, Useful Life		21 years